Fair Value Measurements	12 Months Ended
Dec. 28, 2014
Fair Value Measurements
Fair Value Measurements

7. Fair Value Measurements

        The Company applies the provisions of ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), for its financial and nonfinancial assets and liabilities. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a fair value hierarchy, which prioritizes the inputs used in measuring fair value into three broad levels as follows:

Level 1—Quoted prices for identical instruments in active markets

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable

        The Company's assets and liabilities measured at fair value on a recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements (in thousands):

	Fair Value Measurement at December 28, 2014
Description	Total as of December 28, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Other assets—cash and cash equivalents that fund supplemental executive retirement plan and deferred compensation plan	$739	$739	$—	$—
Other assets—assets that fund supplemental executive retirement plan	2,633	2,633	—	—
Other assets—deferred compensation plan investment in Sprouts	5,893	5,893	—	—
Derivatives	657	—	657	—
Financial liabilities
Other long-term liabilities—deferred compensation plan	(14,105)	(5,893)	(8,212)	—

Total	$(4,183)	$3,372	$(7,555)	$—

        Level 1 Investments include money market funds of $0.7 million and market index funds of $2.6 million. The fair values of these funds are based on quoted market prices in an active market.

        Level 1 Prior to October 21, 2014 investments also included deferred compensation plan investments in an investment vehicle invested in Sprouts. The valuation of the investment vehicle was based on the underlying asset of the entity that traded in observable markets and was classified as Level 2. On October 21, 2014, all of the shares in this investment vehicle were distributed to its members. As of December 28, 2014 the fair value of the investment is based on quoted market prices in an active market and deferred compensation plan investments in Sprouts was reclassified from the Level 2 category to the Level 1 category. As of December 28, 2014, deferred compensation plan investment in Sprouts was $5.9 million with the corresponding deferred compensation liabilities of $5.9 million.

        Level 2 Assets and liabilities include $8.2 million of deferred compensation liabilities, of which the fair value is based on quoted prices of similar assets traded in active markets, and $0.7 million of derivatives, which are interest rate hedges. The fair values of the derivatives are primarily determined based on third-party pricing services with observable inputs, including interest rates and yield curves.

	Fair Value Measurement at December 29, 2013
Description	Total as of December 29, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Other assets—cash and cash equivalents that fund supplemental executive retirement plan and deferred compensation plan	$739	$739	$—	$—
Other assets—assets that fund supplemental executive retirement plan	2,490	2,490	—	—
Other assets—deferred compensation plan investment in Sprouts	11,919	—	11,919	—
Derivatives	4,831	—	4,831	—
Financial liabilities
Other long-term liabilities—deferred compensation plan	(18,831)	—	(18,831)	—

Total	$1,148	$3,229	$(2,081)	$—

        Level 1 Investments include money market funds of $0.7 million and market index funds of $2.5 million. The fair values of these funds are based on quoted market prices in an active market.

        Level 2 Assets and liabilities include $18.8 million of deferred compensation liabilities, of which the fair value is based on quoted prices of similar assets traded in active markets, and $4.8 million of derivatives, which are interest rate hedges. The fair values of the derivatives are primarily determined based on third-party pricing services with observable inputs, including interest rates and yield curves.

        Level 2 Investments also include $11.9 million of deferred compensation plan investments in an investment vehicle invested in Sprouts. During the year ended December 29, 2013, the Company adjusted the fair market value of the investment vehicle to reflect the fair market value increase of $10.7 million. The valuation of the investment vehicle is based on the underlying asset of the entity that trades in observable markets. During the year ended December 29, 2013 the investment was reclassified from the Level 3 category as the underlying asset was a nonpublic entity prior to 2013 and as such, the valuation in prior periods was based on unobservable inputs.

        Certain assets are measured at fair value on a nonrecurring basis, which means the assets are not measured at fair value on an ongoing basis but, rather, are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). See Note 2, Summary of Significant Accounting Policies—Property, Plant and Equipment, Capitalized Software and Goodwill and Intangible Assets. The fair value measurements were determined using available market capitalization rates and public comparable store sales data at the measurement dates. The Company classifies the measurements as Level 3.